Other Assets and Receivables - Summary of Accrued Income (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Assets And Receivables [abstract]
Accrued interest	€ 1,363	€ 1,352
Other	3	4
Accrued income	1,366	1,356
Current	1,366	1,356
Non-current	€ 0	€ 0